Salaries and related charges (Tables)	12 Months Ended
Dec. 31, 2022
Short-term employee benefits expense [abstract]
Summary of Salaries and related charges
	12/31/2022	12/31/2021
Provisions on salaries	181,755	136,938
Profit sharing, bonus and premium	205,273	132,390
Social charges	70,785	52,739
Others	3,093	8,036
	460,906	330,103